 <SUBMISSION>
      <TYPE>  N-Q
      <FILER>
            <CIK>  0000924727
            <CCC>  xxxxxxx
      </FILER>
      <INVESTMENT-CO-TYPE>  N-1A
      <INCLUDE-ALL-SERIES>  No
      <EXISTING-SERIES-CLASS>
            <SERIES-ID>  S000064044
            <CLASS-ID>  C000207154
      </EXISTING-SERIES-CLASS>
      <NOTIFY-INTERNET>  FPAFundsLegal@StateStreet.com
      <NOTIFY-INTERNET>  kcfpafinancialreporting@statestreet.com
      <NOTIFY-INTERNET>  atwood@fpafunds.com
      <NOTIFY-INTERNET>  funds@toppanmerrill.com
      <PERIOD>  03/31/2019
      <SROS>  NONE
      <SUBMISSION-CONTACT>
            <NAME>  EDGAR  Advantage  Service  Team
            <PHONE>  (800)  688  -  1933
      </SUBMISSION-CONTACT>

ITEM 1. Schedule of Investments.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2019

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.1%
AGENCY — 2.0%
Government National Mortgage Association 2014-138 A — 2.70% 1/16/2044	$115,155	$114,396
Government National Mortgage Association 2010-161 B — 3.00% 7/16/2040	53,548	53,384
Government National Mortgage Association 2015-41 AF, VRN — 3.063% 9/16/2056(a)	977,255	997,763
Government National Mortgage Association 2011-9 C, VRN — 3.512% 9/16/2041(a)	105,269	106,014
		$1,271,557
AGENCY STRIPPED — 2.4%
Government National Mortgage Association 2015-19 IO — 0.772% 1/16/2057(a)	$4,331,376	$230,333
Government National Mortgage Association 2015-7 IO — 0.789% 1/16/2057(a)	4,310,653	233,087
Government National Mortgage Association — 3.10% 5/16/2059	1,103,000	1,099,077
		$1,562,497
NON-AGENCY — 9.7%
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	$1,103,000	$1,105,088
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	180,554
J.P. Morgan Chase Commercial Mortgage Securities Trust I 2016-WIKI A — 2.798% 10/5/2031(b)	253,000	251,819
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(b)	687,000	694,130
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(b)	961,007	969,703
RETL P 2019-RVP B, FRN — 4.034% 3/15/2036(a)(b)	735,000	735,468
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(b)	1,250,000	1,262,915
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	1,000,000	1,010,969
		$6,210,646
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $9,043,092)		$9,044,700

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 29.2%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.5%
Federal Home Loan Mortgage Corp. 4336 WV — 3.00% 10/15/2025	$757,789	$764,562
Federal Home Loan Mortgage Corp. — 3.00% 8/15/2031	260,322	261,082
Federal National Mortgage Association 4387 VA — 3.00% 2/15/2026	985,760	994,351
Federal National Mortgage Association 2012-144 PD — 3.50% 4/25/2042	240,713	245,249
		$2,265,244
AGENCY POOL FIXED RATE — 24.9%
Federal Home Loan Mortgage Corp. E04202 — 2.00% 2/1/2028	$157,769	$155,883
Federal Home Loan Mortgage Corp. G18431 — 2.50% 4/1/2027	256,720	256,856
Federal Home Loan Mortgage Corp. J20465 — 2.50% 9/1/2027	368,271	368,466
Federal Home Loan Mortgage Corp. J20770 — 2.50% 10/1/2027	449,826	450,064
Federal Home Loan Mortgage Corp. J21434 — 2.50% 12/1/2027	505,200	505,467
Federal Home Loan Mortgage Corp. G15601 — 2.50% 1/1/2029	350,456	350,641
Federal Home Loan Mortgage Corp. G16476 — 3.00% 4/1/2028	786,635	797,067
Federal National Mortgage Association AQ7281 — 2.00% 12/1/2027	812,088	802,056
Federal National Mortgage Association AB7241 — 2.00% 12/1/2027	336,676	332,517
Federal National Mortgage Association BM4743 — 2.00% 8/1/2030	794,948	785,128
Federal National Mortgage Association BM1022— 2.50% 1/1/2027	1,000,504	1,002,363
Federal National Mortgage Association AL1562 — 2.50% 4/1/2027	293,431	293,426

See Notes to Financial Statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Federal National Mortgage Association AB5710 — 2.50% 7/1/2027	$3,511,801	$3,511,741
Federal National Mortgage Association MA1101 — 2.50% 7/1/2027	511,726	511,717
Federal National Mortgage Association MA3079 — 2.50% 7/1/2027	128,268	128,266
Federal National Mortgage Association AB6192 — 2.50% 9/1/2027	554,522	554,513
Federal National Mortgage Association MA1167 — 2.50% 9/1/2027	453,976	453,969
Federal National Mortgage Association MA3158 — 2.50% 10/1/2027	190,156	190,153
Federal National Mortgage Association AQ8719 — 2.50% 12/1/2027	801,078	801,064
Federal National Mortgage Association MA1277 — 2.50% 12/1/2027	420,283	420,276
Federal National Mortgage Association AQ8185 — 2.50% 1/1/2028	357,714	357,708
Federal National Mortgage Association AB8862 — 2.50% 4/1/2028	335,352	335,346
Federal National Mortgage Association BM4406 — 2.50% 9/1/2028	503,295	503,286
Federal National Mortgage Association BM3954 — 2.50% 12/1/2028	790,278	790,264
Federal National Mortgage Association BM5514 — 2.50% 2/1/2029	549,501	549,491
Federal National Mortgage Association BM1595 — 2.50% 3/1/2031	780,602	780,588
		$15,988,316
AGENCY STRIPPED — 0.5%
Federal National Mortgage Association 284 1 — 0.00% 7/25/2027	$382,428	$346,273

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(a)(b)	$92,255	$91,412
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(a)(b)	84,164	83,298
		$174,710
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $18,573,063)		$18,774,543

ASSET-BACKED SECURITIES — 20.9%
AUTO — 9.4%
Ally Auto Receivables Trust 2019-1 A4 — 3.02% 4/15/2024	$252,000	$254,510
ARI Fleet Lease Trust 2018-B A3 — 3.43% 8/16/2027(b)	248,000	251,744
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.97% 3/20/2024(b)	268,000	266,350
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.07% 9/20/2023(b)	528,000	527,575
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(b)	254,000	256,580
Carmax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	200,000	202,325
Carmax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	107,000	108,273
Chesapeake Funding II LLC — 3.10% 4/15/2031(b)	676,000	679,568
Ford Credit Auto Owner Trust 2019-A A4 — 2.85% 8/15/2024	676,000	679,988
GM Financial Automobile Leasing Trust 2019-1 B — 3.37% 12/20/2022	337,000	338,905
Great American Auto Leasing, Inc. 2019-1 A4 — 3.21% 2/18/2025(b)	250,000	252,421
Great American Auto Leasing, Inc. 2019-1 B — 3.37% 2/18/2025(b)	252,000	254,957
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.90% 6/18/2024	355,000	357,571
Hyundai Auto Lease Securitization Trust 2019-A B — 3.25% 10/16/2023(b)	334,000	335,839
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.00% 9/15/2025	252,000	255,418
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.00% 5/15/2024	252,000	254,520
World Omni Auto Receivables — 3.34% 6/16/2025	252,000	255,350
World Omni Automobile Lease Securitization Trust 2019-A B — 3.24% 7/15/2024	529,000	532,552
		$6,064,446
COLLATERALIZED LOAN OBLIGATION — 3.9%
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 4.234% 11/15/2029(a)(b)	$251,000	$249,473

See Notes to Financial Statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, FRN — 1.00% 12/15/2028(a)(b)	$329,000	$328,169
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 10.101% 12/15/2028(a)	246,000	222,990
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(b)	166,000	167,582
Ivy Hill Middle Market Credit Fund VII Ltd. — 4.03% 7/18/2030(a)(b)	227,000	226,568
Palmer Square CLO Ltd. 2019-1A A1, FRN — 1.00% 4/20/2027(a)(b)	525,000	525,000
Sound Point CLO XII Ltd. 2016-2A AR, FRN — 3.837% 10/20/2028(a)(b)	514,000	513,715
VCO CLO LLC 2018-1A A, FRN — 4.261% 7/20/2030(a)(b)	251,000	251,320
		$2,484,817
CREDIT CARD — 1.2%
American Express Credit Account Master Trust 2019-1 A — 2.87% 10/15/2024	$251,000	$253,090
Synchrony Card Funding LLC 2019-A1 A — 2.95% 3/17/2025	544,000	547,372
		$800,462
EQUIPMENT — 5.3%
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.99% 6/17/2024(b)	255,000	255,194
John Deere Owner Trust 2019 A A4 — 3.00% 1/15/2026	$532,000	$537,087
MMAF Equipment Finance LLC 2019 A A3 — 2.84% 11/13/2023(b)	676,000	678,044
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(b)	100,000	100,305
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.21% 2/15/2024(b)	523,000	526,735
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	532,000	536,087
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	532,000	536,473
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.13% 11/15/2023(b)	250,000	252,281
		$3,442,206
OTHER — 1.1%
NRZ Advance Receivables Trust 2015-ON1 2016-T5 AT5 — 3.331% 12/15/2051(b)	$250,000	$248,481
PFS Financing Corp. 2018-F A — 3.52% 10/16/2023(b)	446,000	453,038
		$701,519
TOTAL ASSET-BACKED SECURITIES (Cost $13,383,682)		$13,473,450

CORPORATE BONDS & NOTES — 1.8%
BASIC MATERIALS — 0.8%
Neon Holdings, Inc. — 10.125% 4/1/2026(b)	$550,000	$559,625

CONSUMER, NON-CYCLICAL — 0.1%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$62,000	$55,746

ENERGY — 0.9%
PHI, Inc. — 5.25% 3/15/2019	902,000	561,495

TOTAL CORPORATE BONDS & NOTES (Cost $1,194,542)		$1,176,866

CORPORATE BANK DEBT — 4.0%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025(a)(c)	$660,000	$643,500
BJ Services Inc., 3M USD LIBOR + 7.000% — 9.650% 1/3/2023(a)(c)(d)	250,000	247,606
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023(a)(c)	591,033	520,109
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024(a)(c)	52,861	52,240

See Notes to Financial Statements.

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 9.741% 2/11/2024(a)(c)	$100,000	$99,054
Windstream Holdings Inc., 1M USD LIBOR + 2.500% — 4.980% 2/26/2021(a)(c)(d)	1,000,000	995,000

TOTAL CORPORATE BANK DEBT (Cost $2,564,514)		$2,557,509

U.S. TREASURIES — 33.5%
U.S. Treasury Bills — 2.446% 4/11/2019	$3,295,000	$3,292,826
U.S. Treasury Bills — 2.433% 4/18/2019	6,049,000	6,042,159
U.S. Treasury Bills — 2.417% 4/25/2019	7,129,000	7,117,808
U.S. Treasury Bills — 2.387% 5/2/2019	2,106,000	2,101,693
U.S. Treasury Notes — 1.875% 8/31/2022	2,470,000	2,441,537
U.S. Treasury Notes — 1.875% 9/30/2022	530,000	523,914

TOTAL U.S. TREASURIES (Cost $21,491,414)		$21,519,937

TOTAL BONDS & DEBENTURES — 103.5% (Cost $66,250,307)		$66,547,005

TOTAL INVESTMENT SECURITIES — 103.5% (Cost $66,250,307)		$66,547,005

TOTAL INVESTMENTS — 103.5% (Cost $66,250,307)		$66,547,005
Other Assets and Liabilities, net — (3.5)%		(2,249,970)
NET ASSETS — 100.0% — NOTE 2		$64,297,035

(a)         Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2019.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)          Restricted securities. These restricted securities constituted 3.98% of total net assets at March 31, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(d)         These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 1.93% of total net assets at March 31, 2019.

See Notes to Financial Statements.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025	1/7/2019, 1/18/2019, 2/12/2019, 3/28/2019	$653,697	$643,500	1.00%
BJ Services Inc., 3M USD LIBOR + 7.000% — 9.650% 1/3/2023	1/28/2019	247,610	247,606	0.39%
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023	1/17/2019, 2/8/2019, 3/11/2019	514,965	520,109	0.81%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024	1/9/2019	52,733	52,240	0.08%
Transform SR Holdings LLC TL B, 1M USD LIBOR + 7.250% — 9.741% 2/11/2024	2/11/2019, 2/19/2019	99,009	99,054	0.15%
Windstream Holdings Inc., 1M USD LIBOR + 2.500% — 4.980% 2/26/2021	3/8/2019, 3/29/2019	996,500	995,000	1.55%
TOTAL RESTRICTED SECURITIES		$2,564,514	$2,557,509	3.98%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities
Agency	—	$1,271,557	—	$1,271,557
Agency Stripped	—	1,562,497	—	1,562,497
Non-Agency	—	6,210,646	—	6,210,646
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	2,265,244	—	2,265,244
Agency Pool Fixed Rate	—	15,988,316	—	15,988,316
Agency Stripped	—	346,273	—	346,273
Non-Agency Collateralized Mortgage Obligation	—	174,710	—	174,710
Asset-Backed Securities
Auto	—	6,064,446	—	6,064,446
Collateralized Loan Obligation	—	2,484,817	—	2,484,817
Credit Card	—	800,462	—	800,462
Equipment	—	3,422,206	—	3,422,206
Other	—	701,519	—	701,519
Corporate Bonds & Notes	—	1,176,866	—	1,176,866
Corporate Bank Debt	—	1,314,903	$1,242,606	2,557,509
U.S. Treasuries	—	21,519,937	—	21,519,937
	—	$65,304,399	$1,242,606	$66,547,005

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2019
Corporate Bank Debt	—	$(1,394)	$1,244,000	—	—	$1,242,606	$(1,503)
	—	$(1,394)	$1,244,000	—	—	$1,242,606	$(1,503)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2019:

Financial Assets	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range

Corporate Bank Debt	$247,606	Pricing Model (a)	Amortized Cost	$99.04
	995,000	Most Recent Capitlization (Funding) (b)	Private Financing	$99.50
	$1,242,606

(a)  The Pricing Model technique for Level 3 securities involves amortized cost. If the financials condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of this investment would be lower.

(b) The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2019 (excluding short-term investments), was $66,250,307 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$361,329
Gross unrealized depreciation:	(64,631)
Net unrealized appreciation:	$296,698